Borrowings - Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings.
Opening balance - January 1	$ 3,344,402	$ 2,609,090	$ 2,203,209
Additions through business combination			6,457
Interest expense	362,381	256,208	174,876
Interest paid	(299,029)	(234,567)	(168,285)
Bank loans and bond proceeds received (net of transaction costs)	985,992	1,263,272	1,076,063
Bank loans and bonds repaid	(689,940)	(506,504)	(653,504)
Bank overdraft	612		3,208
Other transaction costs	(19,441)	(19,911)	(38,597)
Foreign exchange and other movements	(174,130)	(23,186)	5,663
Closing balance - December 31	$ 3,510,847	$ 3,344,402	$ 2,609,090